Segment information - Analysis of revenue and adjusted operating profit by geographical segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) segment	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of operating segments [line items]
Number of reportable segments | segment	3
Revenue	£ 11,030	£ 11,233	£ 11,302
Group operating profit	2,412	2,206	1,996
Reconciling items between Group operating profit and Group adjusted operating profit	114	294	553
Adjusted operating profit	2,526	2,500	2,549
Net amortisation and impairment of intangible assets excluding computer software and impairment (reversal of impairment) of goodwill	60	147	224
Restructuring costs	89	214	169
Non-cash restructuring costs	35	68	1
Separation and admission costs		30	120
Gains (losses) on disposals of assets and businesses, tax indemnities related to business combinations and other items including litigation	35	96	(38)
North America
Disclosure of operating segments [line items]
Revenue	3,866	4,042	4,195
Adjusted operating profit	947	1,000	1,107
EMEA & LatAm
Disclosure of operating segments [line items]
Revenue	4,592	4,631	4,545
Adjusted operating profit	1,090	1,054	1,010
APAC
Disclosure of operating segments [line items]
Revenue	2,572	2,560	2,562
Adjusted operating profit	(553)	(539)	(541)
Corporate and other unallocated
Disclosure of operating segments [line items]
Adjusted operating profit	£ (64)	£ (93)	£ (109)